Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)			Compensation Actually Paid to CEO(2)			Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (millions)(7)	Adjusted Operating Income (millions)(8)
	Griffin (First CEO)	Colo (Second CEO)	Bratcher (Third CEO)	Griffin (First CEO)	Colo (Second CEO)	Bratcher (Third CEO)			TSR(5)	Russell 2000 – Consumer Staples Index TSR(6)
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	N/A	N/A	1,669,326	N/A	N/A	296,388	1,084,333	170,808	84.42	153.88	34.47	170.69
2023	N/A	4,709,865	N/A	N/A	4,318,377	N/A	1,409,103	1,298,732	209.85	128.73	107.13	180.30
2022	N/A	4,069,977	N/A	N/A	5,284,166	N/A	1,345,585	1,371,973	225.52	116.57	108.87	148.97
2021	N/A	3,373,695	N/A	N/A	4,038,070	N/A	1,139,922	1,441,624	179.30	135.66	90.82	126.36
2020	1,194,892	1,859,171	N/A	1,075,003	2,026,211	N/A	826,587	818,709	98.58	123.23	40.35	54.24

Company Selected Measure Name			Adjusted Operating Income
Named Executive Officers, Footnote			Amounts represent the compensation reported in the “Total” column of the Summary Compensation Table for Augustus C. Griffin, Mr. Colo, and Mr. Bratcher for the years in which they served as CEO. Our CEO (i) for 2020 was Mr. Griffin (from January to May 2020) and Mr. Colo (from May 2020 to December 2020), (ii) for 2021, 2022, and 2023 was Mr. Colo, and (iii) for 2024 was Mr. Bratcher. Amounts represent the average of the amounts reported for the Other NEOs in the “Total” column of the Summary Compensation Table in each applicable year. Our Other NEOs (i) for 2024 were Mr. Gall, Ms. Lapish, Mr. Pasagic, and Mr. Landherr; (ii) for 2023 were Mr. Bratcher, Mr. Gall, Mr. Landherr, and Mr. Pasagic; (iii) for 2022 were Mr. Gall, Mr. Bratcher, David E. Dykstra, Stephen J. Glaser, Ms. Lapish, and Mr. Pasagic; (iv) for 2021 were Mr. Gall, Mr. Bratcher, Mr. Dykstra, and Mr. Glaser; and (v) for 2020 were Mr. Gall, David E. Rindom, Mr. Dykstra, and Mr. Glaser.
Peer Group Issuers, Footnote			The reported peer group is the Russell 2000 – Consumer Staples Index. We used this index as our industry comparison index in the stock performance graph required by SEC rules as reported in our Annual Report on Form 10-K for the year ended December 31, 2024.
PEO Total Compensation Amount			$ 1,669,326
PEO Actually Paid Compensation Amount			$ 296,388
Adjustment To PEO Compensation, Footnote	Amounts represent the amount of CAP to the CEO, calculated in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with SEC rules, the following adjustments were made to Mr. Bratcher’s compensation for 2024 to determine his CAP.

Year	Summary Compensation Table Total ($)	Minus:	Plus:	Compensation Actually Paid ($)
		Summary Compensation Table Stock Awards ($)	Equity Awards Adjustments(A) ($)
2024	1,669,326	1,000,037	(372,901)	296,388
(A)The equity award adjustments are shown in the following table.

Year	Year-End Fair Value of Equity Awards That Were Granted in the Applicable Year That Remained Outstanding and Unvested ($)	Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year-End of Equity Awards Granted in Prior Year and Forfeited During Year ($)	Change in Fair Value from Prior Year-End to this Year-End of Equity Awards Granted in a Prior Year That Remain Outstanding and Unvested ($)	Total Equity Awards Adjustments ($)
2024	463,739	(65,679)	0	(770,961)	(372,901)

Non-PEO NEO Average Total Compensation Amount			$ 1,084,333	$ 1,409,103	$ 1,345,585	$ 1,139,922	$ 826,587
Non-PEO NEO Average Compensation Actually Paid Amount			$ 170,808	1,298,732	1,371,973	1,441,624	818,709
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent the average amount of CAP to the Other NEOs, calculated in accordance with SEC rules. The amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the Other NEOs for 2024 to determine CAP, using the same methodology described in footnote 2 above.

Year	Average Reported Summary Compensation Table Total for Other NEOs ($)	Minus:	Plus:	Average Compensation Actually Paid to Other NEOs ($)
		Average Reported Summary Compensation Table Stock Awards for Other NEOs ($)	Average Equity Adjustments for Other NEOs(A) ($)
2024	1,084,333	581,226	(332,300)	170,808
(A)     The equity award adjustments are shown in the following table.

Year	Average Year-End Fair Value of Equity Awards that Were Granted in the Applicable Year That Remained Outstanding and Unvested ($)	Average Change in Fair Value from Prior-Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value as of Prior Year-End of Equity Awards Granted in Prior Year and Forfeited During Year ($)	Average Change in Fair Value from Prior Year-End to this Year-End of Equity Awards Granted in a Prior Year That Remain Outstanding and Unvested ($)	Total Average Equity Awards Adjustments ($)
2024	20,472	(27,243)	(53,890)	(456,638)	(332,300)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR. As demonstrated by the following graph, the amount of CAP to Mr. Bratcher, Mr. Colo, and Mr. Griffin and the average amount of CAP to the Other NEOs is aligned with our TSR over the five years presented in the table. The reason that CAP aligns with our TSR over the period presented is because a significant portion of the CAP to Mr. Bratcher, Mr. Colo, Mr. Griffin, and the Other NEOs is comprised of equity awards. As described in more detail in “Compensation Discussion and Analysis,” our executive officer compensation program objectives are to align our compensation program with our business objectives and stockholders’ interests, to reward performance, to be externally competitive and internally equitable, and to retain talent on a long-term basis. In particular, our philosophy is to balance salary and benefits with incentive and equity compensation so that the interests of the executive officers are aligned with those of stockholders.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income. As demonstrated by the following graph, the amount of CAP to Mr. Bratcher, Mr. Colo, and Mr. Griffin and the average amount of CAP to the Other NEOs is generally aligned with our net income over the five years presented in the table. While we do not use net income as a performance measure in the overall executive officer compensation program, the measure of net income is correlated with the measure of Adjusted Operating Income, which we use when setting goals for our STI and LTI programs.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted Operating Income. As demonstrated by the following graph, the amount of CAP to Mr. Bratcher, Mr. Colo, and Mr. Griffin and the average amount of CAP to the Other NEOs was generally aligned with our Adjusted Operating Income over the four year from 2020 to 2023 but was not aligned for 2024, as presented in the table. While we use several financial and non-financial performance measures for the purpose of evaluating performance for our executive officer compensation programs, we have determined that Adjusted Operating Income is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link CAP to our named executive officers, for the most recently completed fiscal year, to Company performance.

Total Shareholder Return Vs Peer Group
TSR of the Company and TSR of the Russell 2000 – Consumer Staples Index. As demonstrated by the following graph, our TSR over the five-year period presented in the table was $84.42, while the TSR of the Russell 2000 – Consumer Staples Index was $153.88 over the five years presented in the table.

Tabular List, Table			Adjusted Operating Income •Adjusted EBITDA •Adjusted Basic Earnings Per Share
Total Shareholder Return Amount			$ 84.42	209.85	225.52	179.30	98.58
Peer Group Total Shareholder Return Amount			153.88	128.73	116.57	135.66	123.23
Net Income (Loss)			$ 34,470,000	$ 107,130,000	$ 108,870,000	$ 90,820,000	$ 40,350,000
Company Selected Measure Amount			170,690,000	180,300,000	148,970,000	126,360,000	54,240,000
PEO Name	Augustus C. Griffin,	Mr. Colo	Mr. Bratcher	Mr. Colo	Mr. Colo	Mr. Colo
Additional 402(v) Disclosure			The reported TSR is calculated based on a fixed investment of $100 made on December 31, 2019 through and including the end of the fiscal year for each year reported in the table, assuming dividend reinvestment. Amounts represent the amount of net income reflected in our audited financial statements for the applicable year.
Operating Income			$ 74,400,000
Goodwill Impairment Charge			73,800,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			16,100,000
Executive Transaction Costs			4,100,000
Special Project Expense			2,100,000
Impairment Of Long Lived Assets And Other Charges			100,000
Business Acquisition Costs			$ 100,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Non-GAAP Measure Description			Our Company-selected measure is Adjusted Operating Income, a non-GAAP measure, as defined under “Compensation Discussion and Analysis.” Adjusted Operating Income for 2024 was calculated by adjusting our 2024 operating income of $74.4 million for goodwill impairment charges of $73.8 million, the change in fair value of contingent consideration related to our acquisition of Penelope Bourbon LLC of $16.1 million, executive transition costs of $4.1 million, costs associated with unusual items associated with special projects of $2.1 million, impairment of long-lives assets and other charges in connection with the closure of our Atchison, Kansas distillery of $0.1 million, and business acquisition costs of $0.1 million. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that Adjusted Operating Income is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link CAP to our NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Basic Earnings Per Share
Bratcher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,669,326
PEO Actually Paid Compensation Amount			296,388
Colo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,709,865	$ 4,069,977	$ 3,373,695	$ 1,859,171
PEO Actually Paid Compensation Amount				$ 4,318,377	$ 5,284,166	$ 4,038,070	2,026,211
Griffin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							1,194,892
PEO Actually Paid Compensation Amount							$ 1,075,003
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,000,037)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(372,901)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			463,739
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(770,961)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(65,679)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			581,226
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(332,300)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,472
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(456,638)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(27,243)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (53,890)